DISCONTINUED OPERATIONS (Details) In Millions, unless otherwise specified	6 Months Ended	0 Months Ended		6 Months Ended
	Jun. 30, 2014 CAD	Mar. 01, 2014 Enbridge Offshore Pipelines USD ($)	Mar. 01, 2014 Enbridge Offshore Pipelines CAD	Jun. 30, 2014 Enbridge Offshore Pipelines CAD
Discontinued operations
Cash proceeds from sale of assets		$ 10	11
Gain resulted from the cash proceeds and disposition of net liabilities held for sale	46	63	70
Amount of disposition of net liabilities held for sale		53	59
Revenues presented as discontinued operations				4